Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net	Trade and other receivables, net are recorded at cost.

	December 31,
	2017	2016
Gross	991,177	1,006,121
Allowance for credit losses	(53,323)	(58,884)
Net	937,854	947,237

Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables
The following table presents the activity in the allowance for credit losses related to trade receivables:

	December 31,
($ thousands)	2017	2016	2015
Balance at beginning of year	(58,884)	(76,137)	(91,819)
Provisions, net	(12,255)	(13,594)	(18,883)
Amounts written off as uncollectible	17,826	29,289	25,703
Foreign currency translation	(5,885)	1,558	9,263
Other	5,875	—	(401)
Balance at end of year	(53,323)	(58,884)	(76,137)

Schedule of Receivables Sold
At December 31, 2017 and 2016, the following receivables had been sold:

	December 31, 2017		December 31, 2016
(in thousands)	euro	$	euro	$
Scratch & Win	175,848	210,894	144,625	152,449
Commercial services	45,417	54,469	59,334	62,544
	221,265	265,363	203,959	214,993